Long-Term Incentive Plan and Other Compensatory Awards (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended
	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Long Term Incentive Plan [Member]	Dec. 31, 2011 Long Term Incentive Plan [Member]	Dec. 31, 2010 Long Term Incentive Plan [Member]
Balance Outstanding (Number of shares)		200,000	7,339,593		7,705,343	6,275,555	5,323,054
Granted - Shares	250,000	303,000				2,271,500	1,000,500	733,000
Exercised - Shares			(35,602)			(35,602)	0
Forfeited or expired - Shares						(644,500)
Ending Balance (Number of shares)	200,000		200,000		7,705,343	7,866,953	6,275,555	5,323,054
Exercisable - Shares				6,173,109	5,482,037	6,662,290
Beginning balance, weighted average excercise price						$ 1.23
Options granted, Weighted Average Exercise Price						$ 1.41	$ 0.59
Options exercised, Weighted Average Exercise Price						$ 0.43	$ 0
Forfeited or Expired - Weighted - Average Exercise Price						$ 1.24	$ 0.61
Ending balance, weighted average excercise price						$ 1.28	$ 1.23
Exercisable - Weighted - Average Exercise Price						$ 1.3
Outstanding - Weighted - Average Remaining Contractual Term						5 years 4 months 24 days	5 years 2 months 12 days
Exercisable - Weighted - Average Remaining Contractual Term						4 years 9 months 18 days	4 years 9 months 18 days
Outstanding - Aggregate Intrinsic Value						$ 463,577	$ 1,765,141
Exercisable - Aggregate Intrinsic Value						$ 463,577	$ 1,235,177